Share-based plans	9 Months Ended
Sep. 30, 2025
Share-based plans
Share-based plans

10.    Share-based plans

With effect from January 1, 2025, the Fresenius Medical Care Long-Term Incentive Plan 2025+ (LTIP 2025+) was introduced as a new long-term incentive compensation plan for managerial staff members. The LTIP 2025+ succeeds the Fresenius Medical Care Long-Term Incentive Plan 2024+, under which allocations are no longer made since January 1, 2025. This multi-year compensation plan is designed to ensure continuous incentivization based on the long-term sustainable success of the Company.

The LTIP 2025+ is a variable compensation plan with long-term incentive effects. Participants of the LTIP 2025+ can be allocated so-called performance shares that are non - equity virtual compensation instruments subject to the fulfillment of a service condition and to the attainment of pre-defined performance targets (Performance Shares). Prior to each allocation, the Management Board may determine whether the Performance Shares are settled in shares of the Company or in cash.

For each plan participant, the respective allocation value is determined by the Management Board. In order to determine the number of Performance Shares that each plan participant receives, the allocation value is divided by the value per Performance Share at the time of the allocation, which in turn is determined based on the Company’s average share price over a period of thirty calendar days prior to the respective allocation date and assuming a 100% target achievement for the performance target total shareholder return (TSR) compared to competitors (Relative TSR) which is described below. The number of allocated Performance Shares may change over the performance period, which commenced on January 1, 2025, and will end on December 31, 2027, for all allocations made in fiscal year 2025, depending on the degree of achievement of the performance targets.

For allocations made in fiscal year 2025, the performance targets are as follows: (i) return on invested capital (ROIC), (ii) Relative TSR and (iii) reduction in market-based CO2 equivalents emissions (CO2e Reduction). For all three performance targets, target achievement corridors which will be used for the calculation of the respective target achievements were defined by the Management Board.

For allocations made in fiscal year 2025, the ROIC target is measured on the basis of the average of the three annual ROIC figures during the performance period. While the ROIC metric is not audited, the calculation of the metric is based upon financial measures derived from the Company’s consolidated, reported and audited financial statements determined in accordance with IFRS Accounting Standards and further adjusted to apply the respective plan conditions. The ROIC performance target is weighted with 40% within the calculation of the degree of overall target achievement.

For allocations made in fiscal year 2025, the performance target Relative TSR is measured on the basis of the TSR compared to European and U.S. peer groups. The target achievement for this performance target is determined using the percentile ranking method. For this purpose, the TSR values of the peer companies within the respective comparison groups over the performance period are ranked and the relative positioning of the Company within the respective comparison group is determined on the basis of the percentile achieved. The Relative TSR performance target is weighted with 40% within the calculation of the degree of overall target achievement.

For allocations made in fiscal year 2025, the achievement of the sustainability performance target CO2e Reduction is based on the Company’s sustainability statement, such reports being reviewed by an independent auditor, and is measured by the reduction of market-based emissions in CO2 equivalents in comparison to the base year 2020. This reduction is expressed in percent. The CO2e Reduction performance target has a weight of 20% within the calculation of the degree of overall target achievement. The applicable target achievement of this target is calculated based on the average annual achievement in CO2e Reduction. For this purpose, each annual CO2e Reduction target achievement is weighted equally (1/3 each).

The overall target achievement will not exceed 200%. The number of Performance Shares allocated at the beginning of the performance period to the plan participants is multiplied with the degree of overall target achievement to determine the final number of Performance Shares.

For allocations made in fiscal year 2025, the final number of Performance Shares generally vests three years after the respective allocation date. Several payout conditions, such as the continuation of the employment or service relationship, (with exceptions, e.g., in the event of occupational disability or retirement), apply. The performance shares proceeds, which will either be settled in shares of the Company or paid out as cash compensation (cash amount depends on the average share price of the Company during a period of 30 days prior to the end of the three-year vesting period), are capped at 400% of the respective allocation value.

The first allocation under the LTIP 2025+ was made as of July 28, 2025, when 1,304,100 Performance Shares were allocated to the managerial staff members. Depending on the country of their employment relationship, some of these participants received an allocation that will be settled in shares of the Company and some plan participants received an allocation that will be settled in cash. As such, the Company accounts for allocations to the first group of participants (1,175,605 Performance Shares) as an equity-settled share-based payment transaction and for allocations to the second group of participants (128,495 Performance Shares) as a cash-settled share-based payment transaction. The total grant date fair value amounted to €53,912 and reflects all market conditions such as the projected target achievement at grant date for the Relative TSR target. This amount will be amortized over the three-year vesting period; for participants who received an allocation that will be settled in cash, the amount will be revalued for changes in fair value. The weighted average grant date fair value per Performance Share was €41.34.

In addition, effective March 1, 2025, 230,873 performance shares were allocated under the Fresenius Medical Care Management Board Long-Term Incentive Plan 2024+ to the members of the Management Board. The number of allocated performance shares may change over the performance period depending on the degree of achievement of the performance targets which were defined by the Supervisory Board and are aligned with the targets described above for allocations made in fiscal year 2025 under the LTIP 2025+. The performance period commenced on January 1, 2025 and will end on December 31, 2027. The Supervisory Board decided to settle this allocation in shares of the Company. As such, the Company accounts for this allocation as an equity-settled share-based payment transaction. The total grant date fair value that will be amortized over the four-year vesting period amounted to €8,562 and reflects all market conditions such as the projected target achievement at grant date for the Relative TSR target. The weighted average grant date fair value per performance share was €37.09.

For allocations made in fiscal year 2025, the Company utilizes a Monte Carlo model to determine the grant date fair values. For the Relative TSR target, the share prices of all shares within the European and U.S. peer groups are simulated, considering historical volatilities and correlations between the different shares as well as risk-free interest rates derived from interest curves for sovereign bonds, depending on the currency for which the respective shares are listed. Additional input factors include the Company’s closing share price as of the grant date, expected dividends and the 400% overall cap. Material input factors are included in the following table:

Material input factors to the determination of the weighted average grant date fair value for allocations during 2025
	LTIP 2025+	MB LTIP 2024+

Weighted average share price at grant date	€44.75	€45.00
Expected volatility of the Company’s share price	32.75%	31.78%
Vesting period	Three years	Four years
Expected dividends for the Company’s shares	Based on proposed dividends, publicly available estimations by financial institutions and projections
Risk-free interest rate for the Company’s share price	1.97%	2.24%